Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation, the CODMs Review	When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODM reviews several key metrics, which include the following:
	March 31, 2026	December 31, 2025
Cash	$997,656	$1,277,337
Cash and marketable securities held in Trust Account	$233,476,543	$231,467,889
For the Three Months Ended March 31, 2026
General and administrative costs	$273,726
Interest earned on marketable securities held in Trust Account	$2,008,654
When evaluating the Company’s performance and making key decisions regarding resource allocation, the CODMs review several key metrics, which include the following:
December 31, 2025
Cash	$1,277,337
Cash and marketable securities held in Trust Account	$231,467,889
For the Period from July 24, 2025 (Inception) through December 31, 2025
Operating and formation costs	$236,214
Interest earned on marketable securities held in Trust Account	$1,376,013